E*TRADE S&P 500 Index Fund
Statement of Assets and Liabilities
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
Investments:
Investment in Master Investment Portfolio -
       S&P 500 Index Master Portfolio, at market value ..........   $ 27,125,959
                                                                 ---------------
       Total Assets .............................................     27,125,959
                                                                 ---------------

LIABILITIES
Payables:
Accrued administration fee.......................................          4,758
Accrued advisory expense ........................................            381
Distribution to shareholders ....................................         53,853
                                                                 ---------------
       Total Liabilities ........................................         58,992
                                                                 ---------------

TOTAL NET ASSETS ................................................   $ 27,066,967
                                                                 ===============

Shares Outstanding  .............................................      2,445,089
                                                                 ===============

Net Asset Value, Offering Price and Redemption Price per Share ..   $      11.07
                                                                 ===============

Net assets consist of:
Paid-in capital .................................................     25,894,053
Undistributed net investment income .............................          5,076
Undistributed net realized gain on investments ..................        134,455
Net unrealized appreciation on investments ......................      1,033,383
                                                                 ===============
TOTAL NET ASSETS ................................................   $ 27,066,967
                                                                 ===============

E*TRADE S&P 500 Index Fund
Statement of Operations
Period from February 17, 1999 (commencement of operations) through June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
INVESTMENT INCOME AND EXPENSES FROM MASTER INVESTMENT PROTFOLIO -
      S&P 500 INDEX MASTER PORTFOLIO
           Dividends ............................................   $     65,416
           Interest .............................................         12,923
           Expenses (Note 2).....................................        (2,536)
Net Investment Income from Master Investment Portfolio -
                                                                 ---------------
      S&P 500 Index Master Portfolio ............................         75,802
                                                                 ---------------

EXPENSES (NOTE 2):
Advisory fees....................................................          1,006
Administration ..................................................         12,574
                                                                 ---------------
           Total expenses .......................................         13,580
                                                                 ---------------
NET INVESTMENT INCOME ...........................................         62,222
                                                                 ---------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM
      MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
Net realized gain on sale of investments ........................        134,455
Net unrealized appreciation of investments ......................      1,033,383
                                                                 ---------------
Net Gain on Investments from
      Master Investment Portfolio - S&P 500 Index Master Portfolio     1,167,838


NET INCREASE IN NET ASSETS RESULTING FROM
      OPERATIONS ................................................   $  1,230,060
                                                                 ===============

E*TRADE S&P 500 Index Fund
Statement of Changes in Net Assets

------------------------------------------------------------------------

                                                                 Period from
                                                              February 17, 1999*
                                                                   through
                                                                June 30, 1999
                                                                 (Unaudited)
                                                              ------------------
INCREASE IN NET ASSETS
Operations:
Net investment income ...........................................   $     62,222
Net realized gain on sale of investments ........................        134,455
Net unrealized appreciation of investments ......................      1,033,383
                                                                 ---------------
Net increase in net assets resulting from operations ............      1,230,060
                                                                 ---------------

Dividends and Distributions to Shareholders from:
Net investment income ...........................................       (57,146)
Net realized gain on sale of investments ........................              -
                                                                 ---------------
Total dividends and distributions to shareholders ...............       (57,146)
                                                                 ---------------

Transactions in Shares of Common Stock:
Net proceeds from sale of shares ................................     27,992,169
Net asset value of shares issued to shareholders in reinvestment of dividends
      and distributions .........................................          2,809
Cost of shares redeemed .........................................    (2,100,925)
                                                                 ---------------
Net increase in net assets from transactions in shares of
   common stock .................................................     25,894,053
                                                                 ---------------

Net Increase in Net Assets ......................................     27,066,967

NET ASSETS:
Beginning of period .............................................              -
                                                                 ---------------
End of period (including undistributed net investment income
   of $5,076)....................................................   $ 27,066,967
                                                                 ===============

E*TRADE S&P 500 Index Fund
Financial Highlights

--------------------------------------------------------------------------------

                                                                 Period from
                                                              February 17, 1999*
                                                                   through
                                                                June 30, 1999
                                                                 (Unaudited)
                                                              ------------------
For a Share Outstanding for the Period

Net Asset Value, beginning of period ............................   $      10.00
                                                                 ---------------
Income from investment operations:
      Net investment income .....................................           0.03
      Net realized and unrealized gain on investments ...........           1.07
                                                                 ---------------
      Total income from investment operations ...................           1.10
                                                                 ---------------

Less dividends and distributions to shareholders:
      Dividends from net investment income ......................         (0.03)
      Distributions from net realized gains .....................              -
                                                                 ---------------
                                                                 ---------------
      Total dividends and distributions .........................         (0.03)
                                                                 ---------------

Net asset value, end of period ..................................        $ 11.07
                                                                 ===============

Total return ....................................................      10.97%(1)

Ratios / Supplemental Data:
      Net assets, end of period (000s omitted) ..................   $     27,067
      Ratio of expenses to average net assets  ..................       0.32%(2)
      Ratio of net investment income to average net assets.......       1.22%(2)

-----------

*    Commencement of operations.
(1)  Not annualized.
(2)  Annualized.

S&P 500 Index Master Portfolio
Statement of Assets and Liabilities
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
Investments:
In securities, at market value (Cost $2,953,142,707).............$ 4,464,160,100
Receivables:
Investments sold ................................................     23,089,562
Dividends and interest receivable ...............................      3,887,706
Variation margin on futures contracts............................      3,562,497
                                                                 ---------------
       Total Assets ............................................   4,494,699,865
                                                                 ---------------

LIABILITIES
Payables:
Investment securities purchased .................................     24,522,875
Collateral for securities loaned ................................     45,893,935
Due to BGI ......................................................        498,157
                                                                 ---------------
       Total Liabilities ........................................     70,914,967
                                                                 ---------------

TOTAL NET ASSETS ................................................$ 4,423,784,898
                                                                 ===============

S&P 500 Index Master Portfolio
Statement of Operations
Period from March 1, 1999 through June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


NET INVESTMENT INCOME:
 Dividends ......................................................$    17,734,367
 Interest .......................................................      3,786,695
                                                                 ---------------
      Total Investment Income ...................................     21,521,062

EXPENSES:
 Advisory fees ..................................................        703,881
                                                                 ---------------
      Total Expenses ............................................        703,881
                                                                 ---------------
 NET INVESTMENT INCOME ..........................................     20,817,181
                                                                 ---------------

 NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Net realized gain on sale of investments .......................     24,323,544
 Net realized gain on sale of futures contracts .................     14,661,345
 Net change in unrealized appreciation of investments ...........    368,672,519
 Net change in unrealized appreciation of future contracts ......      8,658,007
                                                                 ---------------
 Net Gain on Investments ........................................    416,315,415
                                                                 ---------------

 NET INCREASE IN NET ASSETS RESULTING FROM
      OPERATIONS ................................................$   437,132,596
                                                                 ===============

S&P 500 Index Master Portfolio
Statement of Changes in Net Assets

--------------------------------------------------------------------------------

                                              Period from
                                             March 1, 1999
                                               through              For the
                                             June 30, 1999        Year Ended
                                              (Unaudited)      February 28, 1999
                                            -------------      -----------------
INCREASE IN NET ASSETS:
Operations:
      Net investment income .................  $20,817,181           $43,674,276
      Net realized gain on sale of
         investments ........................   24,323,544           143,991,139
      Net realized gain  on sale of
         futures contracts ..................   14,661,345            37,982,701
      Net change in unrealized appreciation
         of investments .....................  368,672,519           265,023,900
      Net change in unrealized appreciation
         (depreciation) of future contracts..    8,658,007          (14,225,550)

                                             -------------       ---------------
Net increase in net assets resulting from
   operations ...............................  437,132,596           476,446,466
                                             -------------       ---------------

Net increase in net assets resulting from    -------------       ---------------

      beneficial interest transactions ......  299,559,524           856,583,098

Increase in Net Assets.......................  736,692,120         1,333,029,564
NET ASSETS:
Beginning of period..........................3,687,092,778         2,354,063,214
                                             =============       ===============
End of period ..............................$4,423,784,898       $ 3,687,092,778
                                             =============       ===============

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO - JUNE 30, 1999 (Unaudited)
Portfolio of Investments

COMMON STOCKS-- 95.56%
ADVERTISING-- 0.12%
Omnicom Group

                                                     Shares                Value
                                                     66,266           $5,301,280
                                                                     -----------
                    TOTAL ADVERTISING
                              - VALUE                                 $5,301,280
                              -  COST                                 $3,249,848

AEROSPACE & DEFENSE-- 1.41%
Allied Signal, Inc..                                210,351          $13,252,113
Boeing Company                                      364,814           16,120,219
Briggs & Stratton Corporation                         8,896              513,744
General Dynamics Corporation                         47,742            3,270,327
Lockheed Martin Corporation                         147,487            5,493,891
Northrop Grumman Corporation                         25,622            1,699,059
Rockwell International Corporation                   71,838            4,364,159
Textron, Inc.                                        59,645            4,909,529
United Technologies Corporation                     180,299           12,925,185
                                                                     -----------

            TOTAL AEROSPACE & DEFENSE
                              - VALUE                                 62,548,226
                              -  COST                                $43,519,466
AIRLINES-- 0.42%
AMR Corporation+                                     62,277           $4,250,405
Delta Air Lines, Inc.                                53,720            3,095,615
FDX Corporation+                                    110,773            6,009,435
Southwest Airlines Company                          125,880            3,918,015
USAirways Group, Inc.+                               32,988            1,437,040
                                                                     -----------
                        TOTAL AIRLINES
                              -  VALUE                               $18,710,510
                              -   COST                               $12,752,079
APPAREL-- 0.23%
Liz Claiborne, Inc.                                  24,456             $892,644
Nike, Inc. Class B                                  107,581            6,811,222
Reebok International Ltd.+                           21,374              398,091
Russell Corporation                                  13,849              270,056
VF Corporation                                       45,079            1,927,127
                                                                     -----------

                         TOTAL APPAREL
                              -  VALUE                               $10,299,140
                              -   COST                                $7,728,276
AUTO PARTS & EQUIPMENT-- 0.72%
Cooper Tire & Rubber Company                         28,668             $677,282
Dana Corporation                                     62,225            2,866,239
Delphi Automotive Systems                           208,453            3,869,502
  Corporation+

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO - JUNE 30, 1999 (Unaudited)
Portfolio of Investments

                                                     Shares                Value
COMMON STOCKS (CONTINUED)
Deluxe Corporation                                   30,375           $1,182,727
Eaton Corporation                                    26,893            2,474,156
Genuine Parts Company                                67,653            2,367,855
Goodyear Tire & Rubber Company                       58,559            3,444,001
Illinois Tool Works, Inc.                            93,904            7,700,128
ITT Industries, Inc.                                 39,027            1,487,904
Navistar International Corporation+                  25,255            1,262,750
PACCAR, Inc.                                         29,490            1,574,029
The Pep Boys - Manny Moe & Jack                      20,046              433,495
TRW, Inc.                                            45,007            2,469,759
                                                                     -----------

          TOTAL AUTO PARTS & EQUIPMENT
                              -  VALUE                               $31,809,827
                              -   COST                               $20,893,339
AUTOMOBILES-- 0.95%
Ford Motor Company                                  454,189          $25,633,292
General Motors Corporation Class A                  245,659           16,213,494
                                                                     -----------

                     TOTAL AUTOMOBILES
                              -  VALUE                               $41,846,786
                              -   COST                               $31,145,444
BANK & FINANCE-- 11.80%
American Express Corporation                        169,708          $22,083,254
Amsouth Bancorp                                      62,908            1,458,679
Associates First Capital Corporation                272,026           12,054,152
Bank of America Corporation                         655,541           48,059,350
Bank of New York, Inc.                              285,685           10,481,068
Bank One Corporation                                443,092           26,391,667
BankBoston Corporation                              110,398            5,644,098
BB&T Corporation                                    116,089            4,259,015
Bear Stearns Company, Inc.                           44,342            2,072,989
Capital One Financial Corporation                    73,954            4,118,313
Chase Manhattan                                     317,447           27,498,846
Citigroup, Inc.                                   1,273,050           60,469,876
Comerica, Inc.                                       58,426            3,472,695
Countrywide Credit Industries, Inc.                  41,802            1,787,036
Equifax, Inc.                                        55,462            1,979,300
Federal Home Loan Mortgage Corporation              260,167           15,089,686
Federal National Mortgage Association               388,968           26,595,687
Fifth Third Bancorp                                 100,017            6,657,382
First Union Corporation                             369,714           17,376,558
Firstar Corporation                                 259,023            7,252,644
Fleet Financial Group, Inc.                         213,546            9,476,104
Franklin Resources, Inc.                             95,233            3,868,841

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO - JUNE 30, 1999 (Unaudited)
Portfolio of Investments

                                                     Shares                Value

COMMON STOCKS (CONTINUED)
Golden West Financial                                21,404           $2,097,592
Household International, Inc.                       180,869            8,568,669
Huntington Bancshares, Inc.                          79,326            2,776,410
Keycorp                                             170,513            5,477,730
Lehman Brothers Holdings                             43,658            2,717,711
MBNA Corporation                                    300,604            9,205,998
Mellon Bank Corporation                             196,234            7,138,012
Mercantile Bancorp                                   58,688            3,352,552
Merrill Lynch & Company, Inc.                       137,388           10,982,453
MGIC Investment Corporation                          41,148            2,000,822
Morgan (J P) & Company, Inc.                         66,208            9,302,224
Morgan Stanley Dean Witter                          216,900           22,232,250
National City Corporation                           122,753            8,040,322
Northern Trust Corporation                           41,758            4,050,526
Paine Webber Group, Inc.                             53,100            2,482,425
PNC Bank Corporation                                113,003            6,511,798
Regions Financial Corporation                        82,699            3,178,743
Republic New York Corporation                        40,408            2,755,321
Ryder System, Inc.                                   27,115              704,990
Schwab (Charles) Corporation                        152,829           16,792,086
SLM Holding Corporation                              62,339            2,855,905
State Street Boston Corporation                      60,416            5,158,016
Summit Bancorp                                       65,195            2,725,966
SunTrust Banks, Inc.                                119,863            8,322,987
Synovus Financial Corporation                        99,789            1,983,306
U.S. Bancorp                                        272,663            9,270,542
Union Planters Corporation                           51,833            2,316,287
Wachovia Corporation                                 76,124            6,513,360
Washington Mutual, Inc.                             222,834            7,882,753
Wells Fargo & Company                               620,240           26,515,260
                                                                      ----------

                 TOTAL BANK & FINANCE
                             -  VALUE                               $522,060,256
                             -   COST                               $348,660,186
BASIC INDUSTRIES-- 1.34%
Alcoa, Inc.                                         138,083           $8,543,886
ASARCO, Inc.                                         15,193              285,818
Avery-Dennison Corporation                           43,786            2,643,580
Baker Hughes, Inc.                                  121,798            4,080,233
Bemis Company                                        19,727              784,148
Boise Cascade Corporation                            21,261              914,223
Champion International Corporation                   36,057            1,726,229
Cyprus Amax Minerals                                 34,729              527,447
Dover Corporation                                    83,902            2,936,570

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO - JUNE 30, 1999 (Unaudited)
Portfolio of Investments

                                                     Shares                Value

COMMON STOCKS (CONTINUED)
Fort James Corporation                               82,919           $3,140,557
Georgia-Pacific Corporation                          66,480            3,149,490
Homestake Mining Company                             88,328              723,186
Ikon Office Solutions, Inc.                          51,859              777,885
Inco Ltd.                                            67,703            1,218,654
Louisiana-Pacific Corporation                        40,990              973,513
Mead Corporation                                     38,793            1,619,608
Minnesota Mining & Manufacturing Company            150,766           13,107,219
NACCO Industries, Inc. Class A                        2,916              214,326
Newmont Mining Corporation                           61,812            1,228,514
Potlatch Corporation                                 10,970              481,994
Sealed Air Corporation+                              31,249            2,027,279
Westvaco Corporation                                 38,385            1,113,165
Weyerhauser Company                                  74,653            5,132,394
Willamette Industries, Inc.                          41,721            1,921,774
                                                                      ----------

               TOTAL BASIC INDUSTRIES
                             -  VALUE                                $59,271,692
                             -   COST                                $47,174,375
BEVERAGES-- 2.39%
Anheuser-Busch, Inc.                                179,453          $12,729,947
Coca-Cola Company                                   927,424           57,964,000
Coca-Cola Enterprises Company                       157,294            4,836,791
Coors (Adolph) Company Class B                       13,872              686,664
Diageo PLC ADR (UK)                                      17                  731
Pepsico, Inc.                                       553,763           21,423,706
Seagrams Company Ltd.                               159,552            8,037,432
                                                                      ----------

                      TOTAL BEVERAGES
                             -  VALUE                               $105,679,271
                             -   COST                                $81,850,767
BROADCASTING-- 0.95%
Clear Channel Communications, Inc.+                 123,823           $8,536,048
Kingworld Productions+                               27,655              962,740
MediaOne Group, Inc.+                               227,859           16,947,013
Tribune Company                                      44,665            3,891,438
Viacom, Inc. Class B+                               261,205           11,493,020
                                                                     -----------

                    OTAL BROADCASTING
                             -  VALUE                                $41,830,259
                             -   COST                                $22,797,308
BUILDING MATERIALS & SERVICES-- 0.45%
Cooper Industries, Inc.                              38,960           $2,025,920
Corning, Inc.                                        90,590            6,352,624

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO - JUNE 30, 1999 (Unaudited)
Portfolio of Investments

                                                     Shares                Value

COMMON STOCKS (CONTINUED)
Danaher Corporation                                  49,895           $2,900,147
Owens Corning Fiberglass Corporation                 20,214              694,856
Owens Illinois, Inc.+                                58,402            1,909,015
PPG Industries, Inc.                                 66,706            3,939,823
Snap-On, Inc.                                        22,510              814,581
Stanley Works                                        33,628            1,082,401
                                                                      ----------

  TOTAL BUILDING MATERIALS & SERVICES
                             -  VALUE                                $19,719,367
                             -   COST                                $15,466,960
BUSINESS SERVICES-- 0.31%
Cendant Corporation+                                304,427           $6,240,754
Dun & Bradstreet Corporation                         62,820            2,226,184
Ecolab, Inc.                                         48,621            2,121,091
Paychex, Inc.                                        92,344            2,943,465
                                                                      ----------

              TOTAL BUSINESS SERVICES
                             -  VALUE                                $13,531,494
                             -   COST                                $12,577,890
CHEMICALS-- 1.73%
Air Products & Chemicals, Inc.                       87,040          $ 3,503,360
Clorox Company                                       43,611            4,658,200
Dow Chemical Company                                 83,117           10,545,469
Du Pont (E I) De Nemours                            423,370           28,921,463
Eastman Chemical Company                             29,702            1,537,079
FMC Corporation+                                     12,561              858,073
Goodrich (B F) Company                               27,461            1,167,093
Grace (W R) Company+                                 28,052              515,456
Great Lakes Chemical Corporation                     22,386            1,031,155
Hercules, Inc.                                       37,165            1,461,049
International Flavor & Fragrances                    40,024            1,776,065
Monsanto Company                                    235,662            9,293,920
Nalco Chemical Company                               24,795            1,286,241
Praxair, Inc.                                        59,412            2,907,475
Rohm & Haas Company                                  78,326            3,358,229
Sigma-Aldrich Corporation                            38,048            1,310,278
Union Carbide Corporation                            50,069            2,440,864
                                                                      ----------

                      TOTAL CHEMICALS
                             -  VALUE                                $76,571,469
                             -   COST                                $57,436,233
COMPUTER SOFTWARE-- 7.45%
3Com Corporation+                                   134,720           $3,595,308
Adobe Systems, Inc.                                  24,729            2,031,643

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO - JUNE 30, 1999 (Unaudited)
Portfolio of Investments

                                                     Shares                Value

COMMON STOCKS (CONTINUED)
America Online, Inc.                                408,150          $45,100,575
Autodesk, Inc.                                       19,476              575,759
Automatic Data Processing                           230,963           10,162,372
BMC Software, Inc.+                                  87,237            4,710,798
Ceridian Corporation+                                53,845            1,760,058
Computer Associates International,                  202,242           11,123,310
  Inc.
Computer Sciences Corporation                        59,363            4,107,178
Compuware Corporation+                              137,563            4,376,223
Electronic Data Systems Corporation                 185,158           10,472,999
First Data Corporation                              166,349            8,140,704
IMS Health, Inc.                                    120,385            3,762,031
Microsoft Corporation+                            1,919,845          173,146,021
Novell, Inc.+                                       132,181            3,502,797
Oracle Systems Corporation+                         547,029           20,308,452
Parametric Technology Corporation+                  101,015            1,401,583
Peoplesoft, Inc.+                                    87,166            1,503,614
Sun Microsystems, Inc.+                             290,009           19,974,370
                                                                     -----------

              TOTAL COMPUTER SOFTWARE
                             -  VALUE                               $329,755,795
                             -   COST                               $180,582,468
COMPUTER SYSTEMS-- 6.60%
Apple Computer, Inc.+                                58,065           $2,689,135
Cabletron Systems, Inc.+                             60,348              784,524
Cisco Systems, Inc.+                              1,200,958           77,461,791
Compaq Computer Corporation                         638,026           15,113,241
Data General Corporation+                            18,545              270,062
Dell Computer Corporation+                          955,839           35,366,043
EMC Corporation+                                    379,486           20,871,730
Gateway, Inc.+                                       58,646            3,460,114
Harris Corporation                                   30,229            1,184,599
Hewlett-Packard Company                             383,460           38,537,730
International Business Machine                      682,440           88,205,370
  Corporation
Seagate Technology, Inc.+                            92,082            2,359,601
Shared Medical System Corporation                     9,969              650,477
Silicon Graphics, Inc.+                              70,496            1,154,372
Unisys Corporation+                                  99,376            3,869,453
                                                                     -----------
               TOTAL COMPUTER SYSTEMS
                             -  VALUE                               $291,978,242
                             -   COST                               $132,071,622
CONTAINER & PACKAGING-- 0.30%
Ball Corporation                                     11,348             $479,453
Crown Cork & Seal Company                            46,096            1,313,736

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO - JUNE 30, 1999 (Unaudited)
Portfolio of Investments

                                                     Shares                Value

COMMON STOCKS (CONTINUED)
International Paper Company                         153,806           $7,767,203
Temple-Inland, Inc.                                  21,013            1,434,137
Tenneco, Inc.                                        64,115            1,530,746
Tupperware Corporation                               21,821              556,436
                                                                      ----------

          TOTAL CONTAINER & PACKAGING
                             -  VALUE                                $13,081,711
                             -   COST                                $12,914,857
ELECTRICAL EQUIPMENT-- 3.81%
General Electric Company                          1,230,599         $139,057,687
Grainger (W W), Inc.                                 35,843            1,928,801
Masco Corporation                                   127,725            3,688,059
Motorola, Inc.                                      226,064           21,419,564
National Service Industries, Inc.                    15,836              570,096
Raychem Corporation                                  29,907            1,106,559
Thomas & Betts Corporation                           21,002              992,345
                                                                      ----------

           TOTAL ELECTRICAL EQUIPMENT
                             -  VALUE                               $168,763,111
                             -   COST                                $94,311,502
ELECTRONICS-- 4.22%
Advanced Micro Devices+                              53,774             $971,293
Applied Materials, Inc.+                            139,236           10,286,060
CBS Corporation                                     266,099           11,558,675
EG&G, Inc.                                           17,016              606,195
Emerson Electric Company                            165,454           10,402,920
General Instrument Corporation+                      63,040            2,679,200
Honeywell, Inc.                                      47,482            5,501,977
Intel Corporation                                 1,248,657           74,295,092
Johnson Controls, Inc.                               31,873            2,209,197
KLA Instruments Corporation+                         32,577            2,113,433
LSI Logic Corporation+                               53,358            2,461,138
Micron Technology, Inc.+                             92,169            3,715,547
National Semiconductor+                              62,316            1,577,374
Pitney Bowes, Inc.                                  102,377            6,577,722
Raytheon Company Class B                            126,632            8,911,727
Solectron Corporation+                               93,783            6,254,154
Tektronix, Inc.                                      17,968              542,409
Texas Instruments, Inc.                             146,959           21,309,055
Xerox Corporation                                   247,524           14,619,386
                                                                      ----------

                    TOTAL ELECTRONICS
                             -  VALUE                               $186,592,554
                             -   COST                               $107,998,185

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO - JUNE 30, 1999 (Unaudited)
Portfolio of Investments

                                                     Shares                Value

COMMON STOCKS (CONTINUED)
ENERGY & RELATED-- 6.16%
Amerada Hess Corporation                             34,039           $2,025,321
Anadarko Petroleum Corporation                       45,361            1,669,852
Apache Corporation                                   39,912            1,556,568
Ashland, Inc.                                        28,639            1,149,140
Atlantic Richfield Corporation                      120,707           10,086,579
Burlington Resources, Inc.                           66,714            2,885,381
Chevron Corporation                                 245,715           23,388,997
Coastal Corporation                                  79,931            3,197,240
Columbia Gas System, Inc.                            31,378            1,967,008
Consolidated Natural Gas Company                     36,097            2,192,893
Eastern Enterprises                                   8,114              322,532
Enron Corporation                                   132,151           10,803,344
Exxon Corporation                                   912,599           70,384,198
Halliburton Company                                 165,315            7,480,504
Helmerich & Payne, Inc.                              19,093              454,652
Kerr-McGee Corporation                               31,658            1,588,836
Mobil Corporation                                   293,678           29,074,122
NICOR, Inc.                                          17,984              684,516
Occidental Petroleum Corporation                    130,243            2,751,383
ONEOK, Inc.                                          11,794              374,460
Peoples Energy Corporation                           13,514              509,309
Phillips Petroleum Company                           95,721            4,815,963
Rowan Company, Inc.+                                 32,034              590,627
Royal Dutch Petroleum Corporation                   805,644           48,540,051
Schlumberger Ltd.                                   205,005           13,056,256
Sonat Offshore Drilling Company                      41,330            1,369,056
Sunoco, Inc.                                         35,303            1,065,709
Texaco, Inc.                                        200,843           12,552,688
Union Pacific Resources Group                        94,981            1,549,378
Unocal Corporation                                   90,894            3,601,675
USX - Marathon Group                                114,913            3,741,855
Williams Company, Inc.                              161,009            6,852,946
                                                                     -----------

               TOTAL ENERGY & RELATED
                             -  VALUE                               $272,283,039
                             -   COST                               $190,210,375
ENGINEERING & CONSTRUCTION--0.11%
Armstrong World Industries, Inc.                     14,991             $866,667
Centex Corporation                                   22,496              845,006
Fleetwood Enterprises, Inc.                          13,229              349,742
Fluor Corporation                                    28,558            1,156,613
Foster Wheeler Corporation                           15,385              217,313
Kaufman & Broad Home Corporation                     17,299              430,313

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO - JUNE 30, 1999 (Unaudited)
Portfolio of Investments

                                                     Shares                Value

COMMON STOCKS (CONTINUED)
Pulte Corporation                                    16,487             $380,231
                                                                      ----------

     TOTAL ENGINEERING & CONSTRUCTION
                              - VALUE                                 $4,245,885
                             -   COST                                 $4,375,367
ENTERTAINMENT & LEISURE-- 1.50%
Brunswick Corporation                                36,228           $1,009,856
Disney (Walt) Company                               772,332            3,797,572
Harrah's Entertainment, Inc.+                        46,322            1,019,084
Hasbro, Inc.                                         73,877            2,063,939
Mattel, Inc.                                        153,745            4,064,633
Mirage Resorts, Inc.+                                70,396            1,179,133
Polaroid Corporation                                 16,861              465,785
Time Warner, Inc.                                   451,554           33,189,219
                                                                      ----------

        TOTAL ENTERTAINMENT & LEISURE
                             -  VALUE                                $66,789,221
                             -   COST                                $46,104,153
ENVIRONMENTAL CONTROL-- 0.34%
Browning-Ferris Industries, Inc.                     65,117           $2,800,031
Waste Management, Inc.                              227,848           12,246,830
                                                                      ----------

          TOTAL ENVIRONMENTAL CONTROL
                             -  VALUE                                $15,046,861
                             -   COST                                $13,259,791
FOOD & RELATED-- 3.26%
Albertson's, Inc.                                   157,185           $8,104,826
Archer-Daniels-Midland Company                      223,077            3,443,751
Bestfoods                                           107,325            5,312,588
Brown-Forman Corporation Class B                     25,912            1,689,139
Campbell Soup Company                               168,302            7,805,005
ConAgra, Inc.                                       183,914            4,896,710
Darden Restaurants, Inc.                             52,455            1,144,175
General Mills, Inc.                                  57,571            4,627,269
Great Atlantic & Pacific Tea Company                 14,302              483,586
Heinz (H J) Company                                 136,011            6,817,551
Hershey Foods Corporation                            53,828            3,196,038
Kellogg Company                                     152,289            5,025,537
Kroger Company+                                     307,854            8,600,671
McDonald's Corporation                              509,071           21,030,996
Nabisco Group Holdings Corporation                  122,108            2,388,738
Pioneer Hi Bred International, Inc.                  90,887            3,538,913
Quaker Oats Company                                  51,319            3,406,299
Ralston-Purina Group                                119,934            3,650,491

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO - JUNE 30, 1999 (Unaudited)
Portfolio of Investments

                                                     Shares                Value

COMMON STOCKS (CONTINUED)
Safeway, Inc.+                                      185,242           $9,169,479
Sara Lee Corporation                                343,167            7,785,601
Super Value, Inc.                                    45,332            1,164,466
Sysco Corporation                                   125,584            3,743,973
Tricon Global Restaurants+                           57,477            3,110,943
Unilever NV                                         214,587           14,967,443
UST, Inc.                                            69,747            2,040,100
Wendy's International, Inc.                          47,036            1,331,707
Winn-Dixie Stores, Inc.                              55,895            2,064,622
Wrigley (W M) Jr Company                             43,721            3,934,890
                                                                      ----------

                 TOTAL FOOD & RELATED
                             -  VALUE                               $144,475,507
                             -   COST                               $115,994,096
FURNITURE & APPLIANCES-- 0.21%
Maytag Corporation                                   33,886           $2,361,431
Newell Rubbermaid, Inc.                             105,184            4,891,056
Whirlpool Corporation                                28,588            2,115,512
                                                                      ----------

         TOTAL FURNITURE & APPLIANCES
                             -  VALUE                                 $9,367,999
                             -   COST                                 $6,437,074
HEALTHCARE-- 0.42%
Cardinal Health, Inc.                               101,261           $6,493,362
HCR Manor Care, Inc.+                                41,334              999,766
Healthsouth Corporation+                            159,255            2,378,872
McKesson HBOC, Inc.                                 101,935            3,274,662
St Jude Medical, Inc.+                               31,476            1,121,333
United Healthcare Corporation                        69,855            4,374,669
                                                                      ----------

                     TOTAL HEALTHCARE
                             -  VALUE                                $18,642,664
                             -   COST                                $22,139,309
HOSPITAL & MEDICAL SUPPLIES--2.32%
Bard (C R), Inc.                                     20,280             $969,638
Bausch & Lomb, Inc.                                  21,028            1,608,642
Baxter International, Inc.                          108,411            6,572,417
Becton Dickinson & Company                           92,570            2,777,100
Biomet, Inc.                                         42,412            1,685,877
Boston Scientific Corporation+                      147,718            6,490,360
Columbia/HCA Healthcare Corporation                 226,785            5,173,533
Guidant Corporation                                 113,120            5,818,610
Johnson & Johnson                                   505,381           49,527,338
Mallinckrodt Group, Inc.                             26,842              976,378

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO - JUNE 30, 1999 (Unaudited)
Portfolio of Investments

                                                     Shares                Value

COMMON STOCKS (CONTINUED)
Medtronic, Inc.                                     218,804          $17,039,362
PE Corporation-Celera Genomics Group+                     1                    8
PE Corporation-PE Biosystems Group                   18,576            2,131,596
Tenet Healthcare Corporation+                       116,117            2,155,422
                                                                      ----------

    TOTAL HOSPITAL & MEDICAL SUPPLIES
                             -  VALUE                               $102,926,281
                             -   COST                                $66,945,104
HOUSEHOLD PRODUCTS-- 2.04%
Alberto-Culver Company Class B                       20,993             $558,939
Avon Products, Inc.                                  98,636            5,474,298
Colgate-Palmolive Company                           109,962           10,858,748
Gillette Company                                    416,330           17,069,530
Kimberly-Clark Corporation                          203,607           11,605,599
Procter & Gamble Company                            499,038           44,539,142
                                                                      ----------

             TOTAL HOUSEHOLD PRODUCTS
                             -  VALUE                                $90,106,256
                             -   COST                                $64,050,310
INSURANCE-- 3.51%
Aetna, Inc.                                          53,742           $4,806,550
AFLAC Corporation                                    98,855            4,732,683
Allstate Corporation                                308,060           11,051,652
American General Corporation                         94,635            7,133,113
American International Group, Inc.                  465,609           54,505,354
Aon Corporation                                      95,648            3,945,459
Chubb Corporation                                    61,316            4,261,462
CIGNA Corporation                                    77,534            6,900,526
Cincinnati Financial Corporation                     62,638            2,352,840
Conseco, Inc.                                       119,115            3,625,563
Hartford Financial Services Group                    87,760            5,117,505
Humana, Inc.+                                        62,366              806,860
Jefferson-Pilot Corporation                          39,939            2,643,463
Lincoln National Corporation                         75,968            3,974,076
Loews Corporation                                    42,812            3,387,500
Marsh & McLennan Companies, Inc.                     98,018            7,400,359
MBIA, Inc.                                           37,350            2,418,413
Progressive Corporation Ohio                         27,210            3,945,450
Provident Company, Inc.                              50,918            2,036,720
Providian Financial Corporation                      53,305            4,984,018
SAFECO Corporation                                   51,361            2,266,304
St Paul Company                                      87,914            2,796,764
Torchmark Corporation                                52,874            1,804,325
Transamerica Corporation                             47,001            3,525,075

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO - JUNE 30, 1999 (Unaudited)
Portfolio of Investments

                                                     Shares                Value

COMMON STOCKS (CONTINUED)
UNUM Corporation                                     52,100           $2,852,475
Wellpoint Health Networks+                           24,400            2,070,950
                                                                      ----------

                      TOTAL INSURANCE
                             -  VALUE                               $155,345,459
                             -   COST                               $109,744,321
LODGING-- 0.11%
Hilton Hotels Corporation                            96,721           $1,372,229
Marriott International                               93,906            3,509,737
                                                                      ----------

                        TOTAL LODGING
                             -  VALUE                                 $4,881,966
                             -   COST                                 $3,740,918
MACHINERY-- 0.57%
Black & Decker Corporation                           33,224           $2,097,265
Case Corporation                                     27,688            1,332,485
Caterpillar, Inc.                                   134,755            8,085,300
Cummins Engine Company, Inc.                         15,310              874,584
Deere & Company                                      89,650            3,552,381
Ingersoll-Rand Company                               61,916            4,001,322
McDermott International, Inc.                        22,593              638,252
Milacron, Inc.                                       14,659              271,192
Pall Corporation                                     46,870            1,039,928
Parker Hannifin Corporation                          40,973            1,874,515
Thermo Electron Corporation+                         60,020            1,204,151
                                                                      ----------

                      TOTAL MACHINERY
                             -  VALUE                                $24,971,375
                             -   COST                                $19,201,097
MANUFACTURING-- 0.66%
Tyco International Ltd.                             307,999          $29,182,905
                                                                      ----------

                  TOTAL MANUFACTURING
                             -  VALUE                                $29,182,905
                             -   COST                                $16,330,384
METAL FABRICATORS-- 0.42%
Alcan Aluminum Ltd.                                  85,687           $2,736,629
Allegheny Teledyne, Inc.                             73,890            1,671,761
Barrick Gold Corporation                            142,524            2,761,403
Battle Mountain Gold Company                         86,358              210,498
Bethlehem Steel Corporation+                         48,628              373,828
Crane Company                                        26,005              817,532
Engelhard Corporation                                53,820            1,217,678
Freeport McMoRan, Inc.+                              62,573            1,122,403

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO - JUNE 30, 1999 (Unaudited)
Portfolio of Investments

                                                     Shares                Value

COMMON STOCKS (CONTINUED)
Nucor Corporation                                    33,034           $1,567,050
Phelps Dodge Corporation                             21,794            1,349,866
Placer Dome, Inc.                                   115,431            1,363,529
Reynolds Metals Company                              24,384            1,438,656
Timken Company                                       23,652              461,214
USX - U.S. Steel Group                               32,955              889,785
Worthington Industries, Inc.                         35,070              576,463
                                                                      ----------

              TOTAL METAL FABRICATORS
                             -  VALUE                                $18,558,295
                             -   COST                                $19,940,205
PHARMACEUTICALS-- 7.65%
Abbott Laboratories                                 570,388          $25,952,654
Allergan, Inc.                                       24,602            2,730,822
ALZA Corporation+                                    36,421            1,852,918
American Home Products Corporation                  494,715           28,446,113
Amgen, Inc.+                                        191,394           11,651,110
Bristol-Myers Squibb Company                        746,230           52,562,576
Lilly (Eli) & Company                               413,100           29,588,288
Merck & Company, Inc.                               888,873           65,776,602
Millipore Corporation                                16,614              673,905
Pfizer, Inc.                                        486,948           53,442,543
Pharmacia and Upjohn, Inc.                          190,684           10,833,235
Schering-Plough Corporation                         552,397           29,277,041
SouthTrust Corporation                               60,934            2,338,342
Warner Lambert Company                              318,893           22,123,202
Watson Pharmaceutical, Inc.+                         34,067            1,194,474
                                                                      ----------

                TOTAL PHARMACEUTICALS
                             -  VALUE                               $338,443,825
                             -   COST                               $204,149,211
PUBLISHING-- 0.86%
American Greetings Corporation Class A               26,650             $802,831
Comcast Corporation Class A                         277,375           10,661,602
Donnelley (R R) & Sons Company                       51,095            1,893,708
Dow Jones & Company, Inc.                            35,371            1,876,874
Gannett Company, Inc.                               105,770            7,549,334
Interpublic Group Company, Inc.                      52,010            4,505,366
Knight-Ridder, Inc.                                  29,607            1,626,535
McGraw-Hill, Inc.                                    73,843            3,982,907
Meredith Corporation                                 19,682              681,489
New York Times Company Class A                       68,644            2,526,957
Times Mirror Company Class A                         29,861            1,769,264

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO - JUNE 30, 1999 (Unaudited)
Portfolio of Investments

                                                     Shares                Value

COMMON STOCKS (CONTINUED)
                                                                      ----------

                     TOTAL PUBLISHING
                             -  VALUE                                $37,876,867
                             -   COST                                $23,097,774
RETAIL & RELATED-- 5.85%
AutoZone, Inc.+                                      57,563           $1,734,074
Best Buy Company, Inc.+                              75,800            5,116,500
Circuit City Stores, Inc.                            37,511            3,488,523
Consolidated Stores Corporation+                     40,776            1,100,952
Costco Company, Inc.+                                81,678            6,539,345
CVS Corporation                                     146,080            7,468,340
Dayton-Hudson Corporation                           165,431           10,753,015
Dillards, Inc. Class A                               40,338            1,416,872
Dollar General Corporation                           86,400            2,505,600
Eastman Kodak Company                               121,718            8,246,395
Federated Department Stores, Inc.+                   77,150            4,084,128
Gap, Inc.                                           326,184           16,431,494
Harcourt General, Inc.                               26,695            1,376,461
Home Depot, Inc.                                    556,349           35,849,739
Jostens, Inc.                                        13,630              287,082
K Mart Corporation+                                 185,175            3,043,814
Kohls Corporation+                                   60,179            4,645,067
Limited, Inc.                                        85,597            3,883,964
Longs Drug Stores Corporation                        14,506              501,364
Lowe's Company, Inc.                                138,371            7,843,906
May Department Stores Company                       131,555            5,377,311
Nordstrom, Inc.                                      55,965            1,874,828
Office Depot, Inc.+                                 137,300            3,029,181
Penney (J C) Company, Inc.                           97,570            4,738,243
Rite Aid Corporation                                 97,138            2,392,023
Sears Roebuck & Company                             144,032            6,418,426
Sherwin Williams Company                             64,726            1,796,147
Staples, Inc.+                                      174,928            5,411,835
Tandy Corporation                                    74,326            3,632,683
TJX Companies, Inc.                                 121,151            4,035,843
Toys R Us, Inc.+                                     98,269            2,032,940
Walgreen Company                                    374,648           11,005,285
WalMart Stores, Inc.                              1,673,036           80,723,987
                                                                      ----------

               TOTAL RETAIL & RELATED
                             -  VALUE                               $258,785,367
                             -   COST                               $154,626,523
SERVICES-- 0.20%
Block (H R), Inc.                                    37,897           $1,894,850

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO - JUNE 30, 1999 (Unaudited)
Portfolio of Investments

                                                     Shares                Value

COMMON STOCKS (CONTINUED)
CMS Energy Corporation                               42,339           $1,772,946
Public Service Enterprise Group                      85,846            3,508,955
Service Corporation International                    98,113            1,888,675
                                                                      ----------

                       TOTAL SERVICES
                             -  VALUE                                 $9,065,426
                             -   COST                                 $8,435,877
TELECOMMUNICATIONS-- 10.58%
Alltel Corporation                                  104,760           $7,490,340
Ameritech Corporation                               414,013           30,429,956
Andrew Corporation+                                  32,698              619,218
AT & T Corporation                                1,196,148           66,760,011
Bell Atlantic Corporation                           582,839           38,103,100
BellSouth Corporation                               716,731           33,596,766
CenturyTel, Inc.                                     50,508            2,007,693
Frontier Corporation                                 64,044            3,778,596
GTE Corporation                                     364,625           27,620,344
Lucent Technologies, Inc.                         1,142,867           77,072,117
MCI WorldCom, Inc.+                                 699,458           60,328,252
Network Appliance, Inc.+                             25,600            1,430,400
NEXTEL Communications Class A+                      109,746            5,507,877
Nortel Networks Corporation                         248,867           21,604,801
SBC Communication, Inc.                             737,614           42,781,612
Scientific-Atlanta, Inc.                             28,337            1,020,132
Sprint Corporation                                  329,956           17,425,801
Sprint Corporation (PCS Group)+                     164,169            9,378,154
Tellabs, Inc.+                                      146,170            9,875,611
U.S. West, Inc.                                     188,799           11,091,941
                                                                      ----------

             TOTAL TELECOMMUNICATIONS
                             -  VALUE                               $467,922,722
                             -   COST                               $255,477,992
TEXTILES-- 0.01%
Fruit Of The Loom, Inc. Class A+                     27,405             $267,199
Springs Industries, Inc. Class A                      6,901              301,056
                                                                      ----------

                       TOTAL TEXTILES
                             -  VALUE                                   $568,255
                             -   COST                                   $936,982
TOBACCO-- 0.89%
Fortune Brands, Inc.                                 64,490           $2,668,274
Philip Morris Company, Inc.                         911,439           36,628,455
                                                                      ----------

                                  TOTAL TOBACCO

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO - JUNE 30, 1999 (Unaudited)
Portfolio of Investments

                                                     Shares                Value


COMMON STOCKS (CONTINUED)
                             -  VALUE                                $39,296,729
                             -   COST                                $32,586,336
TRANSPORTATION-- 0.76%
Burlington Northern Santa Fe                        176,184           $5,461,704
Carnival Corporation Class A                        229,144           11,113,484
CSX Corporation                                      81,996            3,715,444
Kansas City Southern Industries                      40,244            2,568,070
Laidlaw, Inc. Class B                               124,141              915,540
Norfolk Southern Corporation                        142,440            4,291,005
Union Pacific Corporation                            92,854            5,414,549
                                                                      ----------

                 TOTAL TRANSPORTATION
                              - VALUE                                $33,479,796
                             -   COST                                $30,399,152
UTILITIES-- 1.93%
AES Corporation+                                     70,440           $4,094,325
Ameren Corporation                                   51,666            1,982,683
American Electric Power, Inc.                        71,907            2,701,007
Carolina Power & Light Company                       57,002            2,440,398
Central & South West Corporation                     79,933            1,868,434
Cinergy Corporation                                  59,810            1,913,920
Consolidated Edison, Inc.                            87,581            3,963,040
Constellation Energy Group                           56,187            1,664,540
Dominion Resources, Inc.                             73,469            3,182,126
DTE Energy Company                                   54,593            2,183,720
Duke Power Company                                  135,981            7,393,967
Edison International                                132,489            3,544,081
Entergy Corporation                                  92,567            2,892,719
FirstEnergy Corporation                              88,339            2,738,509
Florida Progress Corporation                         36,700            1,516,169
FPL Group, Inc.                                      68,009            3,714,992
GPU, Inc.                                            48,172            2,032,256
New Century Energies, Inc.                           42,692            1,656,983
Niagra Mohawk Holdings, Inc.+                        70,580            1,133,691
Northern States Power Company                        56,647            1,370,149
Pacificorp                                          111,901            2,056,181
PECO Energy Company                                  78,799            3,299,708
PG & E Corporation                                  143,877            4,676,003
PP & L Resources, Inc.                               57,154            1,757,486
Reliant Energy, Inc.                                108,778            3,004,992
Sempra Energy                                        90,394            2,045,164
Southern Company                                    261,964            6,942,046
Texas Utilities Company                             105,760            4,362,600
Unicom Corporation                                   81,654            3,148,782

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO - JUNE 30, 1999 (Unaudited)
Portfolio of Investments

                                                     Shares                Value
COMMON STOCKS (CONTINUED)
                                                                      ----------

                      TOTAL UTILITIES
                             -  VALUE                                $85,280,671
                             -   COST                                $74,564,175

                  TOTAL COMMON STOCKS
                             -  VALUE                             $4,226,894,361
                             -   COST                             $2,715,877,331

Security                            Maturity
Name                   Coupon         Date        Principal                Value

SHORT TERM INSTRUMENTS-- 5.35%
U.S. TREASURY BILLS - 0.27%
U.S. Treasury Bills    4.56%09/23/99                $12,200          $12,069,911
                                                                     -----------
                                                                     $12,069,911
CASH EQUIVALENTS - 1.03%
Dreyfus Institutional                            $1,493,935           $1,493,935
  Money Market Fund++
Janus Institutional                              32,500,000           32,500,000
  Money Market Fund++
Merrimac Cash                                    11,900,000           11,900,000
  Fund-Premium Class++
                                                                     -----------
                                                                     $45,893,935
REPURCHASE AGREEMENTS - 4.05%
Morgan Stanley
  Triparty Repurchase
  Agreement dated 6/30/99, due
  7/1/99 with a maturity value of                   179,301,893      179,301,893
  $179,324,555  and an effective                                     -----------
  yield of 4.55% collaterized by
  U.S. Treasury Notes with a rate
  of 5.75%, a maturity of 6/30/01
  and a market  value of $182,897,066.
                                                                    $179,301,893
                                                                    ------------

         TOTAL SHORT TERM INSTRUMENTS
                             -  VALUE                               $237,265,739
                             -   COST                               $237,265,739

TOTAL INVESTMENTS IN SECURITIES

(Cost $2,953,142,707) * (Notes 1 and 3)              100.9%       $4,464,160,100
Other Assets and Liabilites, Net                     (0.9)%         (40,375,202)

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO - JUNE 30, 1999 (Unaudited)
Portfolio of Investments

                                                     Shares                Value

TOTAL NET ASSETS                                     100.0%       $4,423,784,898
                                                     ======       ==============

-------------
* Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:
            Gross Unrealized Appreciation               $1,547,455,120
            Gross Unrealized (Depreciation)               (36,437,727)
                                                        --------------
            NET UNREALIZED APPRECIATION                 $1,511,017,393
                                                        ==============

The accompanying notes are an integral part of these financial statements. + Non-income earning securities.
++ Represents collateral received from securities lending transactions.
   See Note 4.

#Yield to maturity

E*TRADE
S&P 500 Index Fund
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)


1.    SIGNIFICANT ACCOUNTING POLICIES

The E*TRADE S&P 500 Index Fund ("the Fund"), is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund is a separate series of E*TRADE Funds (the "Trust"). The Trust was established as a Delaware business Trust organized pursuant to a Declaration of Trust on November 4, 1998. The Fund pursues its investment objective by investing all of its investable assets in the S&P 500 Index Master Portfolio (the "Master Portfolio"), which is a series of Master Investment
Portfolio ("MIP"). The Master Portfolio has an investment objective and investment policies consistent with the Fund. The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio. As of June 30, 1999, the value of the Fund's investment in the Master Portfolio was 0.61% of the outstanding interests of the Master Portfolio. Investments of the Master Portfolio are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded.
Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with policies approved by the Master Portfolios' Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for by the Master Portfolio on the date the securities are purchased or sold (trade date). Revenue is recognized by the Master Portfolio as follows: dividend income is recognized on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized as required by the Internal Revenue Code of 1986, as amended (the "Code"). All net investment income and realized and unrealized capital gains and losses of the Master Portfolio are allocated as required by the Code.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income of the Fund are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December.

FEDERAL INCOME TAXES

The Fund has elected and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders.

2.    AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. (the "Investment Adviser") serves as the Fund's investment adviser. For their services, the Adviser is paid by the Fund a fee at an annual rate of 0.02% of the Fund's average daily net assets.

Barclays Global Fund Advisors, Inc. ("BGFA") serves as the Master Portfolio's investment advisor. For its services, BGFA is paid by the Fund a fee calculated at an annual rate of 0.05% of the Fund's average daily net assets. BGFA is an indirect subsidiary of Barclays Bank PLC.

E*TRADE Asset Management, Inc. (the "Administrator") provides administrative services to the Fund. Services provided by the Administrator include, but are not limited to: managing the daily operations and business affairs of the Fund, subject to the supervision of the Board of Trustees; overseeing the preparation and maintenance of all documents and records required to be maintained by the Fund; preparing or assisting in the preparation of regulatory filings, prospectuses and shareholder reports; providing, at its own expense, the services of its personnel to serve as officers of the Trust; and preparing and disseminating material for meetings of the Board of Trustees and shareholders. The Fund pays the Administrator a monthly fee calculated at an annual rate of 0.25% of the Fund's average daily net assets. The Administrator may not modify or terminate these service agreements without the approval of the Board of Trustees of the Fund.

E*TRADE Securities, Inc. serves as the shareholder servicing agent (the "Shareholder Servicing Agent") for the Fund. The Shareholder Servicing Agent is also responsible for maintaining the Fund's shareholder accounts. E*TRADE Securities, Inc. also serves as the principal underwriter of the Fund.

3.  PORTFOLIO SECURITIES LOANED

    As of June 30, 1999, the Master Portfolio had loaned securities which were collateralized by cash, money market mutual funds and repurchase agreements. The Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Portfolios associated with securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral are disclosed in the Master Portfolio's financial statements.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)


1.    SIGNIFICANT ACCOUNTING POLICIES

    Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to May 26, 1994. MIP currently issues the following separate portfolios; the Asset Allocation, Bond Index, Extended Index, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Index, U.S. Equity Index and U.S. Treasury Allocation Master Portfolios. These financial statements contain the S&P 500 Index Master Portfolio (the "Master Portfolio").

    The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

    SECURITY VALUATION

    The equity securities of the Master Portfolio are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

    SECURITY TRANSACTIONS AND INCOME RECOGNITION

    Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

    FEDERAL INCOME TAXES

    The Master Portfolio intends to qualify as a partnership for federal income tax purposes. The Master Portfolio therefore believes that it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, the investor in a Master Portfolio will be taxed on its allocable share of the partnership's income and capital gains for purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the Code.

    It is intended that the Master Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in a Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Master Portfolio.

    FUTURES CONTRACTS

    The Master Portfolio may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio are required to segregate cash, U.S. Government obligations or high quality, liquid debt instruments in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. As of June 30, 1999, the Master Portfolio had open long futures contracts outstanding:

                                                                    <
                                    Expiration         Notional   Net Unrealized
   Number Of            Type              Date   Contract Value     Appreciation
   Contracts
--------------------------------------------------------------------------------
         571   S&P 500 Index    September 1999     $197,227,485       $5,676,093
--------------------------------------------------------------------------------

    The Master Portfolio has pledged to brokers U.S. Treasury Bills for initial margin requirements with a par value of $12,069,911.

    REPURCHASE AGREEMENTS

    Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Master Portfolio's Portfolio of Investments. The advisor to the Master Portfolios may pool each Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. Each Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on June 30, 1999 by the Master Portfolios are collateralized by U.S. Government Securities.

2.    AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is entitled to receive 0.05% of the average daily net assets of the Master Portfolio as compensation for advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.

    Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as Sub-Administrator of each Master Portfolio.

    Stephens Inc. ("Stephens") is the placement agent for the Master Portfolios. Certain officers and directors of MIP are also officers of Stephens. As of June 30, 1999, these officers of Stephens indirectly collectively owned less than 1% of the Master Portfolios' outstanding beneficial interests.

3.    INVESTMENT PORTFOLIO TRANSACTIONS

    Purchases and sales of investments, exclusive of short-term securities, for the Master Portfolio for the period ended June 30, 1999 are as follows:


               -----------------------------------------
               Aggregate Purchases         S&P 500 Index
                     and Sales of:      Master Portfolio
               -----------------------------------------

               U.S. GOVERNMENT
               OBLIGATIONS:
                 Purchases at cost            -
                 Sales Proceeds               -

               OTHER SECURITIES:
                 Purchases at cost     $  411,474,721
                 Sales proceeds        $   41,055,016

               -----------------------------------------

4.    PORTFOLIO SECURITIES LOANED

     As of June 30, 1999, the Master Portfolio had loaned securities which were collateralized by cash. Each Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Master Portfolios associated with securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral was $44,668,152 and $45,893,935, respectively.


5.    FINANCIAL HIGHLIGHTS

    The portfolio turnover rates, excluding short-term securities, for the Master Portfolio are as follows:

---------------------------------------------
                       For the    For the
                        Period      Year
Master Portfolio        Ended      Ended
                       June 30,  February 28,
                        1999        1999
                     (unaudited)
---------------------------------------------
S&P 500 Index            1%          11%
---------------------------------------------